Commitments and Contingencies as Restated - Summary of Capital Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Commitments [Abstract]
Construction in progress	$ 25,897	$ 33,637	$ 2,844